CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total revenue	$ 34,202	$ 30,128	$ 59,593	$ 60,066	$ 114,080	$ 26,759	$ 44,566
Total cost of revenue	32,713	21,096	58,084	40,322	90,852	24,702	1,458
Gross profit	1,489	9,032	1,509	19,744	23,228	2,057	43,108
Operating expenses:
Selling, general and administrative expenses	38,750	19,780	75,845	36,669	72,825	32,399	24,862
Research and development expense	680	235	1,694	245	760	1,635	0
Asset impairment	572		653		71,070	33,230	73,669
Remeasurement loss/(gain) recognized in the statement of operations		(2,401)	(131)	(1,907)	(9,600)	(5,503)	5,094
Litigation settlement	42		42	5,000	5,432	0	0
Depreciation and amortization	2,282	1,441	3,567	2,769	6,118	5,310	2,229
Total operating expenses	42,326	19,055	81,670	42,776	282,785	97,701	111,682
Loss from operations	(40,837)	(10,023)	(80,161)	(23,032)	(259,557)	(95,644)	(68,574)
Interest and other income (expense):
Interest income	840	238	1,603	395	1,502	108	68
Interest expense	(488)	(801)	(1,067)	(1,375)	(2,139)	(16,078)	(5,684)
Loss on disposal of subsidiaries, net	(42)	(1,234)	(188)	(1,264)	(1,264)	276	(952)
Gain on remeasurement of investment		2,915	10,965	2,915	2,915	0	(3,179)
Other income, net	1,696	837	1,887	499	1,261	6,604	(433)
Loss before income taxes and non-controlling interest	(38,831)	(8,068)	(66,961)	(21,862)
Income tax benefit	147	1,682	525	9,027	11,786	3,308	(417)
Equity in gain (loss) of equity method investees	(589)	(461)	(1,928)	(615)	(3,665)	(131)
Net loss	(39,273)	(6,847)	(68,364)	(13,450)	(256,725)	(111,581)	(96,829)
Net loss attributable to common shareholders	(39,273)	(6,847)	(68,364)	(13,450)	(256,725)	(111,765)	(97,656)
Net loss attributable to non-controlling interest	1,506	152	2,086	272	714	10,501	(852)
Net loss attributable to Ideanomics, Inc. common shareholders	$ (37,767)	$ (6,695)	$ (66,278)	$ (13,178)	$ (256,011)	$ (101,264)	$ (98,508)
Earnings (loss) per share
Basic (in dollars per share)	$ (0.08)	$ (0.02)	$ (0.13)	$ (0.03)	$ (0.57)	$ (0.47)	$ (0.82)
Diluted (in dollars per share)	$ (0.08)	$ (0.02)	$ (0.13)	$ (0.03)	$ (0.57)	$ (0.47)	$ (0.82)
Weighted average shares outstanding:
Basic (in shares)	497,792,525	433,098,279	497,577,331	412,230,966	447,829,204	213,490,535	119,766,859
Diluted (in shares)	497,792,525	433,098,279	497,577,331	412,230,966	447,829,204	213,490,535	119,766,859
Sale of products
Total revenue	$ 24,534	$ 6,957	$ 39,411	$ 11,472	$ 37,009	$ 25,128	$ 0
Total cost of revenue	25,027	6,060	40,765	10,512	37,845	23,644	0
Sale of services
Total revenue	9,589	22,795	20,049	48,004	75,766	1,631	44,566
Total cost of revenue	7,605	14,663	17,188	29,277	51,562	1,058	1,458
Other revenue
Total revenue	79	376	133	590	1,305	0	0
Total cost of revenue	$ 81	$ 373	$ 131	$ 533	$ 1,445	$ 0	$ 0